Other assets (Tables)	12 Months Ended
Dec. 31, 2025
Miscellaneous non-current assets [abstract]
Schedule of Other Assets

	December 31, 2025	December 31, 2024

Investment in marketable securities and debt securities (i)	$54,162	$172,168
Value added tax and other taxes recoverable	77,139	77,610
Long-term ore stockpiles	5,883	—
Prepaid loan costs	2,081	3,489
Deposits and other	2,903	6,083
Restricted cash	2,311	2,177
	$144,479	$261,527
Less: Current marketable securities and debt securities (ii)	—	(138,932)
Non-current other assets	$144,479	$122,595

(i) Included in December 31, 2024 is a $9.0 million investment in Amex Exploration Inc. ("Amex") (Note 11).
(ii) The Company sold part of its investment in GMIN during the year ended December 31, 2024 for CDN $14.6 million ($10.3 million) while the remaining GMIN investment held at December 31, 2024 was sold in the year ended December 31, 2025 for CDN $223.1 million ($155.1 million).